UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

FORM N-Q

NOVEMBER 30, 2016

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $612,983,961.

1. Organization and significant accounting policies

Western Asset Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (2.1% at November 30, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Certificates of Deposit - 21.7%
Bank of Montreal	0.650%	12/12/16	$180,000,000	$180,008,431
Bank of Montreal	0.900%	1/4/17	246,750,000	246,798,047
Bank of Montreal	1.086%	11/22/17	22,000,000	22,000,000	(a)
Bank of Nova Scotia	0.940%	1/3/17	437,784,000	437,994,916	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.700%	12/14/16	249,000,000	249,019,801
Bank of Tokyo-Mitsubishi UFJ NY	1.212%	4/25/17	175,000,000	175,068,269	(a)
BNP Paribas NY Branch	1.148%	2/13/17	149,100,000	149,266,931	(a)
BNP Paribas NY Branch	1.048%	5/15/17	187,900,000	188,010,962	(a)
BNP Paribas NY Branch	1.186%	11/22/17	22,000,000	22,000,000	(a)
Canadian Imperial Bank of Commerce	0.930%	1/3/17	452,784,000	452,996,614	(a)
Chase Bank USA N.A.	1.327%	5/26/17	112,366,000	112,527,147	(a)
Citibank N.A.	0.900%	12/15/16	346,250,000	346,317,557
Citibank N.A.	0.900%	2/13/17	120,720,000	120,717,461
Citibank N.A.	0.900%	2/21/17	68,000,000	68,012,224
Credit Suisse NY	1.230%	3/3/17	50,000,000	50,072,086	(a)
Credit Suisse NY	1.237%	4/10/17	82,000,000	82,099,622	(a)
Credit Suisse NY	1.303%	5/1/17	138,000,000	138,090,144	(a)
Credit Suisse NY	1.266%	5/22/17	315,000,000	315,133,094	(a)
Credit Suisse NY	1.649%	11/17/17	22,000,000	22,000,000	(a)
KBC Bank NV	0.550%	12/9/16	25,000,000	25,000,030
KBC Bank NV	1.050%	3/2/17	97,000,000	97,000,000
Landesbank Hessen-Thuringen	0.950%	1/3/17	38,000,000	38,013,995
Mitsubishi UFJ Trust & Banking NY	1.020%	12/22/16	151,819,000	151,861,698
Mizuho Bank Ltd.	1.192%	4/21/17	215,000,000	215,071,436	(a)
Mizuho Bank Ltd.	1.150%	5/17/17	25,000,000	25,007,929	(a)
Mizuho Bank Ltd.	1.155%	5/18/17	22,000,000	22,007,131	(a)
Mizuho Bank Ltd.	1.166%	5/22/17	375,000,000	375,128,066	(a)
Norinchukin Bank	0.550%	12/13/16	112,000,000	112,000,599
Norinchukin Bank	0.580%	12/27/16	185,000,000	184,996,524
Oversea-Chinese Banking Corp. Ltd.	0.920%	3/1/17	235,000,000	235,028,437
Rabobank Nederland NY	0.908%	5/23/17	22,000,000	22,000,000	(a)
Skandinaviska Enskilda Banken AB	0.910%	12/14/16	107,325,000	107,349,018
Standard Chartered Bank	1.176%	5/18/17	17,000,000	17,000,000
Sumitomo Mitsui Banking Corp.	1.113%	5/2/17	100,000,000	100,041,731	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.650%	12/16/16	115,000,000	115,011,175
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.258%	2/13/17	24,400,000	24,427,872	(a)
Toronto Dominion Bank NY	0.920%	1/9/17	120,000,000	120,042,340
UBS AG Stamford CT	0.958%	12/13/16	101,000,000	101,019,109
UBS AG Stamford CT	0.980%	1/11/17	19,464,000	19,474,166
UBS AG Stamford CT	1.092%	4/21/17	342,000,000	342,286,110	(a)
Wells Fargo Bank N.A.	1.000%	12/12/16	18,200,000	18,203,439
Wells Fargo Bank N.A.	0.934%	12/28/16	362,784,000	362,928,638	(a)
Wells Fargo Bank N.A.	1.073%	4/26/17	190,000,000	190,008,662	(a)

Total Certificates of Deposit				6,399,041,411

Commercial Paper - 33.4%
ABN AMRO Funding USA LLC	0.975%	12/2/16	33,730,000	33,729,235	(b)(c)
ABN AMRO Funding USA LLC	1.003%	12/21/16	31,142,000	31,133,644	(b)(c)
ABN AMRO Funding USA LLC	0.902%	1/20/17	175,000,000	174,863,150	(b)(c)
ABN AMRO Funding USA LLC	0.902%	1/23/17	75,000,000	74,936,100	(b)(c)
ABN AMRO Funding USA LLC	1.024%	2/1/17	189,000,000	188,797,581	(b)(c)
ABN AMRO Funding USA LLC	1.268%	4/3/17	119,550,000	119,229,632	(b)(c)
ABN AMRO Funding USA LLC	1.278%	4/7/17	73,000,000	72,795,989	(b)(c)
ANZ National International Ltd.	0.914%	1/5/17	100,000,000	99,947,400	(b)(c)
ANZ National International Ltd.	1.162%	2/21/17	48,600,000	48,654,818	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
ANZ New Zealand International Ltd.	0.957%	6/1/17	$17,000,000	$17,000,000	(a)(c)
ASB Finance Ltd.	1.140%	3/2/17	88,000,000	88,106,891	(a)(c)
ASB Finance Ltd.	0.942%	5/16/17	130,000,000	130,004,904	(a)(c)
Bank Nederlandse Gemeenten NV	0.500%	12/1/16	55,000,000	54,999,312	(b)(c)
Bank Nederlandse Gemeenten NV	0.600%	12/2/16	125,000,000	124,996,840	(b)(c)
Bank Nederlandse Gemeenten NV	0.600%	12/2/16	125,000,000	124,996,840	(b)(c)
Bank Nederlandse Gemeenten NV	0.500%	12/5/16	100,000,000	99,993,472	(b)(c)
Bank Nederlandse Gemeenten NV	0.500%	12/6/16	90,000,000	89,992,875	(b)(c)
Bank Nederlandse Gemeenten NV	0.530%	12/9/16	650,000,000	649,920,375	(b)(c)
Bank of Nova Scotia	1.216%	11/22/17	17,000,000	17,000,000	(a)(c)
BNP Paribas Fortis SA	0.310 - 1.003%	12/1/16	184,700,000	184,698,127	(b)
BNP Paribas Fortis SA	0.310 - 1.003%	12/1/16	150,000,000	149,998,479	(b)
BNZ International Funding Ltd.	0.852%	1/24/17	30,000,000	29,975,113	(b)(c)
BNZ International Funding Ltd.	1.143%	3/1/17	235,000,000	235,285,245	(a)(c)
Caisse des Depots et Consignations	0.867%	1/26/17	40,000,000	39,950,790	(b)(d)
Commonwealth Bank of Australia	0.918%	1/11/17	99,750,000	99,798,909	(a)(c)
Commonwealth Bank of Australia	0.010%	11/27/17	22,000,000	22,002,288	(a)(c)
Credit Agricole Corporate and Investment Bank	0.320%	12/1/16	39,380,000	39,379,580	(b)
Credit Suisse NY	1.309%	4/3/17	23,000,000	22,908,181	(b)
DBS Bank Ltd.	0.450%	12/6/16	270,000,000	269,982,585	(b)(c)
DBS Bank Ltd.	0.671%	12/7/16	65,000,000	64,995,071	(b)(c)
DBS Bank Ltd.	0.671%	12/7/16	47,900,000	47,896,368	(b)(c)
DBS Bank Ltd.	0.904%	12/14/16	237,000,000	236,962,395	(b)(c)
DBS Bank Ltd.	0.913%	12/20/16	166,784,000	166,744,435	(b)(c)
DBS Bank Ltd.	1.003%	1/26/17	47,750,000	47,708,115	(b)(c)
DBS Bank Ltd.	0.922%	2/27/17	175,000,000	174,703,210	(b)(c)
DnB NOR Bank ASA	0.954%	5/2/17	400,000,000	400,144,424	(a)(c)
HSBC USA Inc.	1.013%	5/2/17	45,000,000	45,009,272	(a)(c)
HSBC USA Inc.	1.079%	5/5/17	75,000,000	74,994,843	(a)(c)
HSBC USA Inc.	0.975%	5/18/17	51,425,000	51,425,000	(a)(c)
ING U.S. Funding LLC	0.942%	3/3/17	243,000,000	242,519,771	(b)
ING U.S. Funding LLC	1.100%	5/3/17	156,625,000	156,774,062	(a)
ING U.S. Funding LLC	1.043%	5/30/17	162,000,000	162,010,844	(a)
JPMorgan Securities LLC	0.994%	12/2/16	25,000,000	25,000,836	(a)
JPMorgan Securities LLC	1.053%	4/26/17	410,000,000	410,205,779	(a)
Landesbank Hessen-Thuringen	0.955%	12/1/16	239,750,000	239,747,303	(b)(c)
Landesbank Hessen-Thuringen	0.882%	2/8/17	80,000,000	79,882,245	(b)(c)
Lloyds Bank PLC	0.510%	12/29/16	340,000,000	339,883,322	(b)
NRW Bank	0.600%	12/12/16	410,000,000	409,952,715	(b)(c)
NRW Bank	0.701%	1/5/17	140,000,000	139,916,420	(b)(c)
Ontario Teachers’ Finance Trust	0.995%	12/20/16	92,310,000	92,281,436	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.711%	1/3/17	180,000,000	179,919,250	(b)(c)
Standard Chartered Bank	0.902%	1/13/17	430,000,000	429,678,360	(b)(c)
Sumitomo Mitsui Banking Corp.	0.952%	1/11/17	50,000,000	49,966,284	(b)(c)
Sumitomo Mitsui Banking Corp.	0.952%	1/18/17	400,000,000	399,663,532	(b)(c)
Sumitomo Mitsui Banking Corp.	0.952%	1/18/17	43,300,000	43,263,577	(b)(c)
Sumitomo Mitsui Banking Corp.	0.937%	1/19/17	350,000,000	349,697,152	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.932%	1/13/17	283,000,000	282,796,271	(b)(c)
Toronto Dominion Holdings USA	0.904%	1/5/17	646,750,000	646,421,451	(b)(c)
United Overseas Bank Ltd.	0.600%	12/2/16	50,000,000	49,998,736	(b)(c)
United Overseas Bank Ltd.	0.600%	12/5/16	150,000,000	149,990,208	(b)(c)
United Overseas Bank Ltd.	0.600%	12/6/16	50,300,000	50,296,018	(b)(c)
United Overseas Bank Ltd.	0.993%	2/13/17	55,000,000	54,904,896	(b)(c)
United Overseas Bank Ltd.	0.912%	2/24/17	200,000,000	199,568,566	(b)(c)
USAA Capital Corp.	0.400%	12/6/16	35,000,000	34,997,743	(b)
Westpac Banking Corp.	1.058%	11/17/17	22,000,000	22,000,000	(a)(c)

Total Commercial Paper				9,886,998,265

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - 0.0%
UBS AG Stamford CT	1.402%	6/1/17	$5,000,000	$5,005,982	(a)

Time Deposits - 27.6%
Bank of Tokyo-Mitsubishi UFJ NY	0.330%	12/1/16	128,000,000	128,000,000
Banque Nationale Du Canada	0.330%	12/1/16	665,000,000	665,000,000
BNP Paribas NY Branch	0.310%	12/1/16	164,000,000	164,000,000
CIBC World Markets Corp.	0.320%	12/1/16	897,000,000	897,000,000
Credit Agricole CIB	0.320%	12/1/16	1,096,331,000	1,096,331,000
DNB Bank ASA	0.310%	12/1/16	690,000,000	690,000,000
Natixis SA	0.310%	12/1/16	850,000,000	850,000,000
Nordea Bank Finland PLC	0.310%	12/1/16	885,000,000	885,000,000
Skandinaviska Enskilda Banken AB	0.310%	12/1/16	915,848,000	915,848,000
Svenska Handelsbanken AB	0.310%	12/1/16	950,000,000	950,000,000
Swedbank AB	0.310%	12/1/16	810,000,000	810,000,000
Toronto Dominion Bank NY	0.290%	12/1/16	96,250,000	96,250,000

Total Time Deposits				8,147,429,000

U.S. Treasury Notes - 13.4%
U.S. Treasury Notes	0.565%	4/30/17	1,331,819,000	1,332,292,861	(a)
U.S. Treasury Notes	0.568%	7/31/17	1,958,454,000	1,959,354,458	(a)
U.S. Treasury Notes	0.659%	10/31/17	316,280,000	316,726,350	(a)
U.S. Treasury Notes	0.763%	1/31/18	18,296,000	18,345,945	(a)
U.S. Treasury Notes	0.681%	4/30/18	332,065,000	332,545,169	(a)

Total U.S. Treasury Notes				3,959,264,783

Repurchase Agreements - 4.4%
Bank of America Corp. tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $1,001,186,111; (Fully collateralized by various U.S. Government obligations and corporate bonds and notes, 0.000% to 10.176% due 12/1/16 to 10/15/97; Market value - $1,052,861,504)	0.610%	2/8/17	1,000,000,000	1,000,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 10/18/16; Proceeds at maturity - $200,256,667; (Fully collateralized by various corporate bonds and notes and money market instruments, 1.400% to 9.700% due 2/11/18 to 3/28/73; Market value - $213,370,162)	0.660%	2/8/17	200,000,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 10/18/16; Proceeds at maturity - $100,128,333; (Fully collateralized by various municipal bonds, 1.700% to 7.747% due 2/1/19 to 11/15/47; Market value - $105,000,001)	0.660%	2/8/17	100,000,000	100,000,000

Total Repurchase Agreements				1,300,000,000

TOTAL INVESTMENTS - 100.5% (Cost - $29,689,855,690#)				29,697,739,441
Liabilities in Excess of Other Assets - (0.5)%				(133,473,773)

TOTAL NET ASSETS - 100.0%				$29,564,265,668

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments	—	$29,697,739,441	—	$29,697,739,441

†	See Schedule of Investments for additional detal categorizations.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	7,912,755
Gross unrealized depreciation	(29,004)

Net unrealized appreciation	7,883,751

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017